Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Basic And Diluted Loss Per Share Abstract
Loss for the purpose of basic and diluted loss	$ (1,525,032)	$ (95,835)